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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7986

The Alger Institutional Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—96.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	124,658	$39,891
AEROSPACE & DEFENSE—4.4%
Honeywell International, Inc.	1,228,259	142,883,369
Lockheed Martin Corp.	64,371	16,268,483
TransDigm Group, Inc.*	15,600	4,360,512
		163,512,364
AIRLINES—0.7%
Delta Air Lines, Inc.	183,500	7,110,625
Southwest Airlines Co.	509,500	18,856,595
		25,967,220
ALTERNATIVE CARRIERS—0.8%
Level 3 Communications, Inc.*	290,109	14,679,515
Zayo Group Holdings, Inc.*	549,500	15,550,850
		30,230,365
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Hanesbrands, Inc.	446,300	11,898,358
PVH Corp.	132,400	13,380,344
		25,278,702
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	159,700	13,050,684
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	338,554	33,130,895
salesforce.com, Inc.*	565,834	46,285,221
		79,416,116
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	551,527	37,404,561
WABCO Holdings, Inc.*	90,400	9,064,408
		46,468,969
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	38,720	9,091,069
BIOTECHNOLOGY—5.1%
ACADIA Pharmaceuticals, Inc.*	340,700	12,619,528
Alexion Pharmaceuticals, Inc.*	72,637	9,341,118
Biogen, Inc.*	120,445	34,920,619
BioMarin Pharmaceutical, Inc.*	280,630	27,900,235
Celgene Corp.*	404,890	45,424,609
Gilead Sciences, Inc.	260,322	20,687,789
Incyte Corp.*	75,798	6,837,738
Vertex Pharmaceuticals, Inc.*	341,618	33,136,946
		190,868,582
BREWERS—1.6%
Molson Coors Brewing Co., Cl. B	588,976	60,169,788
BROADCASTING—1.4%
CBS Corp., Cl. B	1,004,700	52,465,434
BUILDING PRODUCTS—0.2%
Fortune Brands Home & Security, Inc.	149,197	9,439,694

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CABLE & SATELLITE—2.1%
Comcast Corporation, Cl. A	1,165,120	$78,354,320
COMMUNICATIONS EQUIPMENT—0.5%
Palo Alto Networks, Inc.*	149,750	19,600,777
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Sabre Corp.	514,440	14,995,926
Visa, Inc., Cl. A	1,535,855	119,873,483
		134,869,409
DRUG RETAIL—0.6%
CVS Caremark Corp.	232,808	21,585,958
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Eaton Corp., PLC.	183,400	11,629,394
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	200,900	18,135,243
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Monsanto Co.	68,800	7,345,776
FOOD DISTRIBUTORS—0.2%
US Foods Holding Corp.*	337,300	8,149,168
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	176,129	16,686,462
Dollar Tree, Inc.*	183,421	17,661,608
		34,348,070
HEALTH CARE EQUIPMENT—3.5%
Boston Scientific Corp.*	829,500	20,140,260
DexCom, Inc.*	282,300	26,036,529
Edwards Lifesciences Corp.*	289,300	33,130,636
Medtronic PLC.	279,000	24,448,770
STERIS PLC.	225,000	15,963,750
Stryker Corp.	94,800	11,023,344
		130,743,289
HEALTH CARE FACILITIES—1.4%
Amsurg Corp.*	277,200	20,792,772
HCA Holdings, Inc.*	404,647	31,210,423
		52,003,195
HOME ENTERTAINMENT SOFTWARE—1.4%
Activision Blizzard, Inc.	469,700	18,863,152
Electronic Arts, Inc.*	427,700	32,642,064
		51,505,216
HOME IMPROVEMENT RETAIL—1.3%
The Home Depot, Inc.	357,007	49,352,648
HOTELS RESORTS & CRUISE LINES—0.7%
Norwegian Cruise Line Holdings Ltd.*	556,700	23,715,420
Royal Caribbean Cruises Ltd.	30,000	2,173,200
		25,888,620
HOUSEWARES & SPECIALTIES—1.8%
Newell Brands, Inc.	1,288,093	67,573,359
HYPERMARKETS & SUPER CENTERS—0.7%
Costco Wholesale Corp.	158,300	26,470,926

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL CONGLOMERATES—0.6%
3M Co.	31,300	$5,582,668
General Electric Co.	533,289	16,606,619
		22,189,287
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	129,227	19,309,098
INTEGRATED OIL & GAS—0.3%
TOTAL SA#	247,000	11,880,700
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
AT&T, Inc.	524,300	22,696,947
Verizon Communications, Inc.	269,400	14,927,454
		37,624,401
INTERNET RETAIL—5.1%
Amazon.com, Inc.*	247,076	187,483,740
NetFlix, Inc.*	21,596	1,970,635
		189,454,375
INTERNET SOFTWARE & SERVICES—14.5%
Alibaba Group Holding Ltd.#*	313,700	25,873,976
Alphabet, Inc., Cl. C*	362,819	278,931,619
comScore, Inc.*	189,000	4,904,550
Facebook, Inc., Cl. A*	1,416,932	175,614,552
LinkedIn Corp., Cl. A*	63,936	12,322,385
Palantir Technologies, Inc., Cl. A*,@	239,030	2,629,330
Yahoo! Inc.*	1,081,248	41,292,861
		541,569,273
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	684,830	19,675,166
The Goldman Sachs Group, Inc.	43,600	6,924,116
		26,599,282
LEISURE PRODUCTS—0.5%
Coach, Inc.	432,400	18,640,764
LIFE SCIENCES TOOLS & SERVICES—1.9%
Thermo Fisher Scientific, Inc.	457,679	72,697,732
MANAGED HEALTH CARE—2.9%
Aetna, Inc.	57,257	6,596,579
Centene Corp.*	201,800	14,236,990
Humana, Inc.	28,000	4,831,400
UnitedHealth Group, Inc.	586,704	84,016,013
		109,680,982
MOVIES & ENTERTAINMENT—0.2%
Time Warner, Inc.	82,852	6,350,606
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	379,591	16,572,943
Weatherford International PLC.*	828,700	4,707,016
		21,279,959
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Anadarko Petroleum Corp.	225,700	12,307,421
EOG Resources, Inc.	171,300	13,995,210

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Pioneer Natural Resources Co.	42,200	$6,860,454
		33,163,085
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Bank of America Corp.	423,643	6,138,587
PHARMACEUTICALS—5.4%
Allergan PLC.*	459,010	116,106,580
Bristol-Myers Squibb Co.	861,940	64,481,731
Eli Lilly & Co.	253,900	21,045,771
		201,634,082
RAILROADS—0.3%
Union Pacific Corp.	114,746	10,677,115
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	205,000	17,482,400
RESTAURANTS—0.5%
Starbucks Corp.	326,673	18,963,368
SECURITY & ALARM SERVICES—0.5%
Tyco International PLC.	388,973	17,725,500
SEMICONDUCTOR EQUIPMENT—0.6%
ASML Holding NV#	224,000	24,554,880
SEMICONDUCTORS—3.5%
Broadcom Ltd.	484,960	78,553,821
Microsemi Corp.*	406,303	15,845,817
NXP Semiconductors NV*	422,297	35,510,954
		129,910,592
SOFT DRINKS—2.0%
Monster Beverage Corp.*	38,400	6,168,192
PepsiCo, Inc.	646,547	70,421,899
		76,590,091
SPECIALIZED CONSUMER SERVICES—0.5%
ServiceMaster Global Holdings, Inc.*	487,000	18,423,210
SPECIALIZED FINANCE—0.2%
S&P Global, Inc.	68,566	8,378,765
SPECIALTY CHEMICALS—0.3%
The Sherwin-Williams Co.	35,200	10,550,496
SPECIALTY STORES—0.4%
Signet Jewelers Ltd.	167,193	14,697,937
SYSTEMS SOFTWARE—5.4%
Microsoft Corp.	2,889,419	163,772,269
Red Hat, Inc.*	120,800	9,095,032
ServiceNow, Inc.*	385,134	28,854,239
		201,721,540
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Apple, Inc.	1,685,021	175,596,038
Western Digital Corp.	166,400	7,905,664
		183,501,702
TOBACCO—1.9%
Altria Group, Inc.	532,194	36,029,534

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES		VALUE
TOBACCO—(CONT.)
Philip Morris International, Inc.	334,500	$	33,536,970
			69,566,504
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	796,956		28,841,838
TOTAL COMMON STOCKS
(Cost $3,113,386,305)			3,593,352,397
PREFERRED STOCKS—0.4%	SHARES		VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935		343,979
Choicestream, Inc., Cl. B*,@,(a)	2,500,538		800,172
			1,144,151
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	974,841		10,723,251
Palantir Technologies, Inc., Cl. D*,@	127,007		1,397,077
			12,120,328
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	111,655		3,690,198
TOTAL PREFERRED STOCKS
(Cost $13,252,335)			16,954,677
MASTER LIMITED PARTNERSHIP—0.7%	SHARES		VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	953,062		25,580,184
(Cost $29,947,620)			25,580,184
REAL ESTATE INVESTMENT TRUST—1.1%	SHARES		VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	768,240		22,286,643
SPECIALIZED—0.5%
Crown Castle International Corp.	187,800		18,222,234
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $38,666,913)			40,508,877
Total Investments
(Cost $3,195,253,173)(b)	98.2%		3,676,396,135
Other Assets in Excess of Liabilities	1.8%		68,012,298
NET ASSETS	100.0%		$3,744,408,433

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$3,256,831,669, amounted to $419,564,466 which consisted of aggregate gross unrealized appreciation of $527,131,672 and aggregate gross unrealized depreciation of $107,567,206.

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Choicestream, Inc.	03/14/14	$36,151	0.00%	$39,891	0.00%
Choicestream, Inc., Cl. A	12/17/13	859,605	0.03%	343,979	0.01%
Choicestream, Inc., Cl. B	07/10/14	1,500,323	0.05%	800,172	0.02%
Intarcia Therapeutics, Inc.	03/27/14	3,616,505	0.14%	3,690,198	0.10%
Palantir Technologies, Inc., Cl. A	10/07/14	1,555,368	0.05%	2,629,330	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	6,437,297	0.22%	10,723,251	0.28%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	1,397,077	0.04%
Total				$19,623,898	0.52%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—91.4%	SHARES	VALUE
AEROSPACE & DEFENSE—5.7%
Honeywell International, Inc.	37,690	$4,384,478
AIRLINES—0.7%
Delta Air Lines, Inc.	13,980	541,725
ALTERNATIVE CARRIERS—0.4%
Level 3 Communications, Inc.*	6,220	314,732
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
PVH Corp.	7,170	724,600
APPLICATION SOFTWARE—2.8%
Adobe Systems, Inc.*	9,620	941,413
salesforce.com, Inc.*	14,460	1,182,828
		2,124,241
AUTO PARTS & EQUIPMENT—1.7%
Delphi Automotive PLC.	19,710	1,336,732
BIOTECHNOLOGY—5.4%
Biogen, Inc.*	3,050	884,286
BioMarin Pharmaceutical, Inc.*	6,380	634,300
Celgene Corp.*	11,390	1,277,844
Gilead Sciences, Inc.	7,280	578,542
Vertex Pharmaceuticals, Inc.*	7,990	775,030
		4,150,002
BREWERS—1.9%
Molson Coors Brewing Co., Cl. B	14,460	1,477,234
BROADCASTING—2.6%
CBS Corp., Cl. B	38,200	1,994,804
CABLE & SATELLITE—2.8%
Comcast Corporation, Cl. A	32,060	2,156,035
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Visa, Inc., Cl. A	34,330	2,679,456
DRUG RETAIL—0.5%
CVS Caremark Corp.	4,340	402,405
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Stericycle, Inc.*	4,760	429,685
HEALTH CARE EQUIPMENT—2.2%
DexCom, Inc.*	9,700	894,631
Edwards Lifesciences Corp.*	7,010	802,785
		1,697,416
HEALTH CARE FACILITIES—1.5%
Universal Health Services, Inc., Cl. B	8,900	1,152,817
HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts, Inc.*	11,200	854,784
HOUSEWARES & SPECIALTIES—1.9%
Newell Brands, Inc.	26,975	1,415,108
INTERNET RETAIL—5.4%
Amazon.com, Inc.*	5,490	4,165,867
INTERNET SOFTWARE & SERVICES—14.9%
Alphabet, Inc., Cl. C*	7,641	5,874,324
comScore, Inc.*	6,840	177,498
Facebook, Inc., Cl. A*	29,500	3,656,230

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Stamps.com, Inc.*	4,600	$348,703
Yahoo! Inc.*	34,860	1,331,304
		11,388,059
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	20,890	600,170
LIFE SCIENCES TOOLS & SERVICES—2.1%
Thermo Fisher Scientific, Inc.	10,270	1,631,287
MANAGED HEALTH CARE—3.6%
UnitedHealth Group, Inc.	19,090	2,733,688
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	9,420	411,277
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Anadarko Petroleum Corp.	14,869	810,807
OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Bank of America Corp.	28,940	419,341
PACKAGED FOODS & MEATS—1.5%
Pinnacle Foods, Inc.	23,210	1,165,374
PHARMACEUTICALS—5.8%
Allergan PLC.*	10,430	2,638,269
Bristol-Myers Squibb Co.	23,920	1,789,455
		4,427,724
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	11,590	528,156
SEMICONDUCTOR EQUIPMENT—1.5%
ASML Holding NV#	10,480	1,148,818
SEMICONDUCTORS—3.6%
Broadcom Ltd.	11,750	1,903,265
NXP Semiconductors NV*	10,240	861,082
		2,764,347
SYSTEMS SOFTWARE—6.5%
Microsoft Corp.	65,510	3,713,107
ServiceNow, Inc.*	12,530	938,747
TubeMogul, Inc.*	29,490	330,583
		4,982,437
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.3%
Apple, Inc.	38,911	4,054,915
TRADING COMPANIES & DISTRIBUTORS—1.3%
HD Supply Holdings, Inc.*	27,280	987,263
TOTAL COMMON STOCKS
(Cost $62,595,578)		70,055,784
PREFERRED STOCKS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	76,825	347,249
(Cost $345,712)		347,249

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.1%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Blackstone Group LP.	31,950	$857,538
(Cost $914,461)		857,538
REAL ESTATE INVESTMENT TRUST—1.6%	SHARES	VALUE
SPECIALIZED—1.6%
Crown Castle International Corp.	12,870	1,248,776
(Cost $1,094,756)		1,248,776
Total Investments
(Cost $64,950,507)(b)	94.6%	72,509,347
Other Assets in Excess of Liabilities	5.4%	4,133,663
NET ASSETS	100.0%	$76,643,010

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$66,128,311, amounted to $6,381,036 which consisted of aggregate gross unrealized appreciation of $8,105,382 and aggregate gross unrealized depreciation of $1,724,346.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

				% of net assets		% of net assets
		Acquisition		(Acquisition	Market	as of
Security		Date(s)	Cost	Date)	Value	7/31/2016
Prosetta Biosciences, Inc.		02/06/15	$345,712	0.80%	$347,249	0.45%
	Total				$347,249	0.45%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—90.6%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	8,930	$2,858
AEROSPACE & DEFENSE—2.3%
Hexcel Corp.	22,600	975,642
TransDigm Group, Inc.*	5,600	1,565,312
		2,540,954
AIRLINES—0.9%
Southwest Airlines Co.	26,800	991,868
ALTERNATIVE CARRIERS—1.0%
Zayo Group Holdings, Inc.*	37,700	1,066,910
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Hanesbrands, Inc.	37,500	999,750
Michael Kors Holdings Ltd.*	10,300	532,716
PVH Corp.	9,300	939,858
Under Armour, Inc., Cl. A*	13,800	544,548
Under Armour, Inc., Cl. C*	10,070	359,499
		3,376,371
APPAREL RETAIL—2.1%
Burlington Stores, Inc.*	12,200	933,422
Ross Stores, Inc.	23,100	1,428,273
		2,361,695
APPLICATION SOFTWARE—0.7%
Guidewire Software, Inc.*	3,100	190,557
Mobileye NV*	3,400	162,894
Talend SA#*	5,900	150,450
Ultimate Software Group, Inc.*	1,300	271,830
		775,731
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
WisdomTree Investments, Inc.	32,200	320,068
AUTO PARTS & EQUIPMENT—2.0%
Delphi Automotive PLC.	18,350	1,244,497
WABCO Holdings, Inc.*	9,400	942,538
		2,187,035
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	1,100	258,269
AUTOMOTIVE RETAIL—1.2%
O'Reilly Automotive, Inc.*	4,600	1,336,898
BIOTECHNOLOGY—4.0%
ARIAD Pharmaceuticals, Inc.*	19,400	184,494
BioMarin Pharmaceutical, Inc.*	7,500	745,650
Bluebird Bio, Inc.*	4,100	234,438
Incyte Corp.*	8,000	721,680
Juno Therapeutics, Inc.*	2,400	74,232
Medivation, Inc.*	7,500	479,925
Portola Pharmaceuticals, Inc.*	11,000	285,560
TESARO, Inc.*	5,600	522,144
Ultragenyx Pharmaceutical, Inc.*	3,600	227,808
United Therapeutics Corp.*	3,700	447,737

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Vertex Pharmaceuticals, Inc.*	5,900	$572,300
		4,495,968
BROADCASTING—0.6%
CBS Corp., Cl. B	13,600	710,192
BUILDING PRODUCTS—2.2%
Allegion PLC.	17,900	1,295,781
Fortune Brands Home & Security, Inc.	18,300	1,157,841
		2,453,622
CASINOS & GAMING—0.6%
Red Rock Resorts, Inc., Cl. A*	29,300	674,193
COMMUNICATIONS EQUIPMENT—2.0%
F5 Networks, Inc.*	7,900	975,018
Palo Alto Networks, Inc.*	9,800	1,282,722
		2,257,740
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.9%
Wabtec Corp.	14,300	979,550
DATA PROCESSING & OUTSOURCED SERVICES—5.2%
Alliance Data Systems Corp.*	1,300	301,106
Euronet Worldwide, Inc.*	6,100	465,186
Fiserv, Inc.*	14,100	1,556,076
MAXIMUS, Inc.	14,300	842,556
Sabre Corp.	30,500	889,075
Vantiv, Inc., CL. A*	11,700	640,809
WNS Holdings Ltd.#*	42,018	1,179,445
		5,874,253
DISTILLERS & VINTNERS—0.4%
Constellation Brands Inc., Cl. A	2,600	428,038
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Acuity Brands, Inc.	1,100	288,673
ELECTRONIC COMPONENTS—0.4%
Dolby Laboratories Inc., Cl. A	7,800	392,418
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Stericycle, Inc.*	10,900	983,943
FOOD DISTRIBUTORS—1.1%
Performance Food Group Co.*	43,800	1,201,872
GENERAL MERCHANDISE STORES—2.6%
Dollar General Corp.	15,300	1,449,522
Dollar Tree, Inc.*	14,900	1,434,721
		2,884,243
HEALTH CARE EQUIPMENT—5.6%
ABIOMED, Inc.*	11,100	1,309,467
DexCom, Inc.*	20,400	1,881,492
Edwards Lifesciences Corp.*	13,400	1,534,568
IDEXX Laboratories, Inc.*	11,300	1,059,827
Insulet Corp.*	5,600	198,184
Masimo Corp.*	5,400	286,038
		6,269,576

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—3.6%
Acadia Healthcare Co., Inc.*	14,000	$791,000
Amsurg Corp.*	11,000	825,110
Universal Health Services, Inc., Cl. B	9,200	1,191,676
VCA Antech, Inc.*	17,100	1,219,914
		4,027,700
HEALTH CARE SERVICES—0.3%
Diplomat Pharmacy, Inc.*	9,900	355,707
HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts, Inc.*	16,200	1,236,384
HOTELS RESORTS & CRUISE LINES—4.1%
Carnival Corp.	28,900	1,350,208
Diamond Resorts International, Inc.*	18,500	558,330
Norwegian Cruise Line Holdings Ltd.*	30,300	1,290,780
Royal Caribbean Cruises Ltd.	19,600	1,419,824
		4,619,142
HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	12,200	1,198,528
HOUSEWARES & SPECIALTIES—2.4%
Newell Brands, Inc.	52,296	2,743,448
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	5,700	851,694
INDUSTRIAL MACHINERY—0.5%
Colfax Corp.*	20,300	596,008
INTERNET SOFTWARE & SERVICES—2.0%
comScore, Inc.*	20,500	531,975
Cornerstone OnDemand, Inc.*	7,839	338,566
LinkedIn Corp., Cl. A*	3,100	597,463
Palantir Technologies, Inc., Cl. A*,@	12,426	136,686
Q2 Holdings, Inc.*	5,400	160,272
Stamps.com, Inc.*	5,600	424,508
		2,189,470
INVESTMENT BANKING & BROKERAGE—0.6%
TD Ameritrade Holding Corp.	23,200	704,352
IT CONSULTING & OTHER SERVICES—1.1%
EPAM Systems, Inc.*	4,000	280,960
InterXion Holding NV*	23,900	905,332
		1,186,292
LEISURE PRODUCTS—0.9%
Coach, Inc.	22,600	974,286
LIFE SCIENCES TOOLS & SERVICES—0.5%
Charles River Laboratories International, Inc.*	5,100	448,443
Patheon NV*	4,300	111,198
		559,641
METAL & GLASS CONTAINERS—0.8%
Ball Corp.	12,800	904,576
OIL & GAS DRILLING—0.2%
Patterson-UTI Energy, Inc.	13,200	255,948

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.1%
Weatherford International PLC.*	25,800	$146,544
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp.	5,500	210,540
Newfield Exploration Co.*	3,200	138,560
Pioneer Natural Resources Co.	2,800	455,196
		804,296
PACKAGED FOODS & MEATS—2.7%
ConAgra Foods, Inc.	3,800	177,688
Mead Johnson Nutrition Co., Cl. A	3,900	347,880
Pinnacle Foods, Inc.	12,300	617,583
The WhiteWave Foods Co.*	19,400	1,076,506
TreeHouse Foods, Inc.*	7,700	794,563
		3,014,220
PHARMACEUTICALS—0.9%
Aerie Pharmaceuticals, Inc.*	12,700	220,345
Akorn, Inc.*	5,500	188,265
Jazz Pharmaceuticals PLC.*	2,300	347,231
Pacira Pharmaceuticals, Inc.*	8,300	300,875
		1,056,716
REGIONAL BANKS—1.1%
Citizens Financial Group, Inc.	21,800	486,794
Signature Bank*	6,100	733,464
		1,220,258
RESEARCH & CONSULTING SERVICES—1.5%
Verisk Analytics, Inc., Cl. A*	20,300	1,731,184
SECURITY & ALARM SERVICES—1.0%
Tyco International PLC.	23,500	1,070,895
SEMICONDUCTOR EQUIPMENT—0.6%
Lam Research Corp.	7,800	700,206
SEMICONDUCTORS—4.8%
Broadcom Ltd.	12,100	1,959,958
Cavium Networks, Inc.*	10,300	480,701
Microsemi Corp.*	17,200	670,800
NXP Semiconductors NV*	10,500	882,945
Skyworks Solutions, Inc.	21,700	1,432,634
		5,427,038
SOFT DRINKS—0.4%
Monster Beverage Corp.*	3,000	481,890
SPECIALIZED CONSUMER SERVICES—1.3%
ServiceMaster Global Holdings, Inc.*	37,800	1,429,974
SPECIALIZED FINANCE—2.7%
IntercontinentalExchange Group, Inc.	1,700	449,140
MarketAxess Holdings, Inc.	2,900	468,814
Moody's Corp.	2,800	296,828
MSCI, Inc.	5,300	456,012
S&P Global, Inc.	11,200	1,368,640
		3,039,434

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—3.4%
Axalta Coating Systems Ltd.*	15,500	$442,525
Balchem Corp.	11,400	728,118
Celanese Corp.	11,100	703,962
PPG Industries, Inc.	9,700	1,015,687
The Sherwin-Williams Co.	3,200	959,136
		3,849,428
SPECIALTY STORES—2.1%
Signet Jewelers Ltd.	3,100	272,521
The Michaels Cos, Inc.*	17,400	458,664
Tractor Supply Co.	10,300	943,995
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,700	705,267
		2,380,447
SYSTEMS SOFTWARE—4.1%
Fortinet, Inc.*	27,600	957,444
Proofpoint, Inc.*	9,300	705,591
Red Hat, Inc.*	5,200	391,508
ServiceNow, Inc.*	25,100	1,880,492
TubeMogul, Inc.*	63,500	711,835
		4,646,870
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.3%
Western Digital Corp.	7,300	346,823
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	43,900	1,588,741
SiteOne Landscape Supply, Inc.*	7,000	271,880
		1,860,621
TRUCKING—0.7%
Old Dominion Freight Line, Inc.*	11,500	801,090
TOTAL COMMON STOCKS
(Cost $93,976,055)		101,524,048
PREFERRED STOCKS—1.9%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	77,008	24,642
Choicestream, Inc., Cl. B*,@,(a)	144,793	46,334
		70,976
BIOTECHNOLOGY—1.1%
Prosetta Biosciences, Inc.*,@,(a)	166,009	750,361
Tolero Pharmaceuticals, Inc.*,@,(a)	354,870	468,428
		1,218,789
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	50,675	557,425
Palantir Technologies, Inc., Cl. D*,@	6,602	72,622
		630,047
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	7,588	250,784
TOTAL PREFERRED STOCKS
(Cost $2,589,818)		2,170,596

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.0%	SHARES	VALUE
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	15,000	$517,500
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	20,900	606,309
SPECIALIZED—3.0%
Crown Castle International Corp.	10,500	1,018,815
CyrusOne, Inc.	25,900	1,419,838
Lamar Advertising Co., Cl. A	13,100	888,966
		3,327,619
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,396,269)		4,451,428
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	240,362	273,580
(Cost $240,362)		273,580
Total Investments
(Cost $101,202,504)(b)	96.8%	108,419,652
Other Assets in Excess of Liabilities	3.2%	3,625,413
NET ASSETS	100.0%	$112,045,065

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$101,267,733, amounted to $7,151,919 which consisted of aggregate gross unrealized appreciation of $13,005,281 and aggregate gross unrealized depreciation of $5,853,362.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Choicestream, Inc.	03/14/14	$2,590	0.00%	$2,858	0.00%
Choicestream, Inc., Cl. A	12/17/13	61,582	0.03%	24,642	0.02%
Choicestream, Inc., Cl. B	07/10/14	86,876	0.05%	46,334	0.04%
Intarcia Therapeutics, Inc.	03/27/14	245,775	0.14%	250,784	0.23%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	273,580	0.24%
Palantir Technologies, Inc., Cl. A	10/07/14	80,856	0.05%	136,686	0.12%
Palantir Technologies, Inc., Cl. B	10/07/14	334,629	0.22%	557,425	0.50%
Palantir Technologies, Inc., Cl. D	10/14/14	43,592	0.03%	72,622	0.06%
Prosetta Biosciences, Inc.	02/06/15	747,041	0.50%	750,361	0.67%
Tolero Pharmaceuticals, Inc.	08/01/14	705,514	0.45%	308,769	0.28%
Tolero Pharmaceuticals, Inc.	10/31/14	364,809	0.23%	159,659	0.14%
Total				$2,583,720	2.30%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—94.3%	SHARES	VALUE
AEROSPACE & DEFENSE—0.7%
Hexcel Corp.	38,800	$1,674,996
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
G-III Apparel Group Ltd.*	30,550	1,222,917
APPAREL RETAIL—2.4%
American Eagle Outfitters, Inc.	132,250	2,369,920
Burlington Stores, Inc.*	41,400	3,167,514
		5,537,434
APPLICATION SOFTWARE—13.0%
American Software, Inc., Cl. A	374,502	4,130,757
ANSYS, Inc.*	12,600	1,125,936
Blackbaud, Inc.	66,500	4,445,525
Ellie Mae, Inc.*	18,150	1,671,796
Fair Isaac Corp.	13,700	1,734,968
Guidewire Software, Inc.*	32,750	2,013,143
HubSpot, Inc.*	38,700	2,112,633
Manhattan Associates, Inc.*	63,350	3,677,468
Paycom Software, Inc.*	46,450	2,192,905
Talend SA#*	11,953	304,801
Tyler Technologies, Inc.*	37,950	6,186,609
		29,596,541
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
WisdomTree Investments, Inc.	409,327	4,068,710
AUTO PARTS & EQUIPMENT—0.7%
Tenneco, Inc.*	28,350	1,602,342
AUTOMOTIVE RETAIL—0.9%
Lithia Motors, Inc., Cl. A	24,250	2,092,533
BIOTECHNOLOGY—3.5%
ACADIA Pharmaceuticals, Inc.*	88,500	3,278,040
Halozyme Therapeutics, Inc.*	63,800	634,172
Heron Therapeutics, Inc.*	33,200	551,784
Portola Pharmaceuticals, Inc.*	24,350	632,126
TESARO, Inc.*	22,250	2,074,590
Ultragenyx Pharmaceutical, Inc.*	12,400	784,672
		7,955,384
BUILDING PRODUCTS—1.8%
Masonite International Corp.*	58,300	4,071,089
COMMUNICATIONS EQUIPMENT—1.2%
NetScout Systems, Inc.*	93,660	2,620,607
CONSUMER FINANCE—1.5%
LendingClub Corp.*	738,350	3,411,177
DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Euronet Worldwide, Inc.*	39,550	3,016,083
MAXIMUS, Inc.	33,450	1,970,874
		4,986,957
ELECTRONIC COMPONENTS—1.9%
Dolby Laboratories Inc., Cl. A	23,900	1,202,409
DTS, Inc.*	112,550	3,127,764
		4,330,173

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT MANUFACTURERS—3.1%
Cognex Corp.	102,997	$4,652,374
FLIR Systems, Inc.	70,200	2,287,116
		6,939,490
FOOD DISTRIBUTORS—1.0%
Performance Food Group Co.*	82,900	2,274,776
HEALTH CARE EQUIPMENT—7.6%
Abaxis, Inc.	74,500	3,684,770
ABIOMED, Inc.*	35,050	4,134,849
Cantel Medical Corp.	71,200	4,766,840
Inogen, Inc.*	33,436	1,796,851
STERIS PLC.	24,550	1,741,822
Tactile Systems Technology, Inc.*	98,750	1,111,925
		17,237,057
HEALTH CARE FACILITIES—3.3%
Amsurg Corp.*	32,750	2,456,577
Surgery Partners, Inc.*	72,000	1,305,360
VCA Antech, Inc.*	50,500	3,602,670
		7,364,607
HEALTH CARE SUPPLIES—5.0%
Meridian Bioscience, Inc.	68,450	1,325,192
Neogen Corp.*	111,200	6,132,680
Quidel Corp.*	173,051	3,945,563
		11,403,435
HEALTH CARE TECHNOLOGY—4.6%
Medidata Solutions, Inc.*	83,650	4,445,997
Veeva Systems, Inc., Cl. A*	90,800	3,449,492
Vocera Communications, Inc.*	168,150	2,486,939
		10,382,428
HOME ENTERTAINMENT SOFTWARE—1.4%
Take-Two Interactive Software, Inc.*	78,250	3,144,085
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.5%
On Assignment, Inc.*	54,450	2,011,928
WageWorks, Inc.*	60,700	3,751,867
		5,763,795
INDUSTRIAL MACHINERY—2.7%
Proto Labs, Inc.*	58,200	3,203,328
Sun Hydraulics Corp.	95,546	2,885,489
		6,088,817
INTERNET SOFTWARE & SERVICES—5.9%
comScore, Inc.*	9,100	236,145
Cvent, Inc.*	34,252	1,117,300
GrubHub, Inc.*	125,100	4,743,792
NIC, Inc.	104,450	2,435,774
SPS Commerce, Inc.*	29,800	1,886,936
Stamps.com, Inc.*	39,762	3,014,159
		13,434,106
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	67,650	1,386,825

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—4.2%
Bio-Techne Corp.	47,300	$5,317,466
Luminex Corp.*	142,900	3,062,347
Patheon NV*	1,900	49,134
PRA Health Sciences, Inc.*	23,750	1,101,525
		9,530,472
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	28,150	1,599,202
MOVIES & ENTERTAINMENT—0.7%
Lions Gate Entertainment Corp.	80,950	1,618,190
OIL & GAS EQUIPMENT & SERVICES—0.5%
RPC, Inc.*	83,650	1,212,089
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Parsley Energy, Inc., Cl. A*	37,300	1,063,423
QEP Resources, Inc.	79,750	1,451,450
		2,514,873
PACKAGED FOODS & MEATS—1.1%
TreeHouse Foods, Inc.*	24,400	2,517,836
PHARMACEUTICALS—1.3%
Pacira Pharmaceuticals, Inc.*	44,450	1,611,313
The Medicines Co.*	32,450	1,269,119
		2,880,432
REGIONAL BANKS—0.7%
Boston Private Financial Holdings, Inc.	138,800	1,682,256
RESTAURANTS—4.1%
Dave & Buster's Entertainment, Inc.*	36,400	1,619,800
Shake Shack, Inc., Cl. A*	126,350	5,055,263
Wingstop, Inc.	97,400	2,532,400
		9,207,463
SEMICONDUCTORS—3.1%
Cavium Networks, Inc.*	33,450	1,561,111
Microsemi Corp.*	74,000	2,886,000
Monolithic Power Systems, Inc.	35,550	2,585,196
		7,032,307
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	66,230	4,230,110
SPECIALTY STORES—1.0%
Five Below, Inc.*	46,140	2,353,601
SYSTEMS SOFTWARE—3.0%
Proofpoint, Inc.*	52,546	3,986,665
TubeMogul, Inc.*	249,900	2,801,379
		6,788,044
TRADING COMPANIES & DISTRIBUTORS—1.1%
SiteOne Landscape Supply, Inc.*	14,900	578,716
Watsco, Inc.	12,750	1,836,510
		2,415,226
TOTAL COMMON STOCKS
(Cost $187,758,866)		214,172,382

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

PREFERRED STOCKS—1.1%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	133,263	$602,349
Tolero Pharmaceuticals, Inc.*,@,(a)	448,284	591,735
		1,194,084
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	41,238	1,362,916
TOTAL PREFERRED STOCKS
(Cost $3,287,452)		2,557,000
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,650	–
Neuralstem, Inc., 1/8/2019*,@	250,375	–
		–
TOTAL RIGHTS
(Cost $1)		–
REAL ESTATE INVESTMENT TRUST—3.7%	SHARES	VALUE
SPECIALIZED—3.7%
CyrusOne, Inc.	82,550	4,525,391
Sovran Self Storage, Inc.	37,100	3,797,927
		8,323,318
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,767,639)		8,323,318
SPECIAL PURPOSE VEHICLE—0.4%	SHARES	VALUE
CONSUMER FINANCE—0.4%
JS Kred SPV I, LLC.@	775,134	882,257
(Cost $775,134)		882,257
Total Investments
(Cost $197,589,092)(b)	99.5%	225,934,957
Other Assets in Excess of Liabilities	0.5%	1,123,532
NET ASSETS	100.0%	$227,058,489

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$203,458,514, amounted to $22,476,443 which consisted of aggregate gross unrealized appreciation of $36,394,754 and aggregate gross unrealized depreciation of $13,918,311.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Intarcia Therapeutics, Inc.	03/27/14	$1,335,699	0.15%	$1,362,916	0.60%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	882,257	0.39%
Prosetta Biosciences, Inc.	02/06/15	599,684	0.10%	602,349	0.27%
Tolero Pharmaceuticals, Inc.	10/31/14	1,352,069	0.20%	591,735	0.26%
Total				$3,439,257	1.52%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Trust qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financia Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation

Each Fund offers one or more of the following share classes: Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services, and each of Classes A, C and R bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$659,377,618	$659,337,727	—	$39,891
Consumer Staples	262,532,435	262,532,435	—	—
Energy	66,323,744	66,323,744	—	—
Financials	41,116,634	41,116,634	—	—
Health Care	757,627,862	757,627,862	—	—
Industrials	334,664,463	334,664,463	—	—
Information Technology	1,366,649,505	1,364,020,175	—	2,629,330
Materials	37,205,370	37,205,370	—	—
Telecommunication Services	67,854,766	67,854,766	—	—
TOTAL COMMON STOCKS	$3,593,352,397	$3,590,683,176	—	$2,669,221

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials		25,580,184	25,580,184	—	—
PREFERRED STOCKS
Consumer Discretionary		1,144,151	—	—	1,144,151
Health Care		3,690,198	—	—	3,690,198
Information Technology		12,120,328	—	—	12,120,328
TOTAL PREFERRED STOCKS	$	16,954,677	—	—	$16,954,677
REAL ESTATE INVESTMENT TRUST
Financials		40,508,877	40,508,877	—	—
TOTAL INVESTMENTS IN
SECURITIES		$3,676,396,135	$3,656,772,237	—	$19,623,898

Alger Capital Appreciation Focus
Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$11,793,146	$11,793,146	—	—
Consumer Staples		3,045,013	3,045,013	—	—
Energy		1,222,084	1,222,084	—	—
Financials		1,019,511	1,019,511	—	—
Health Care		15,792,934	15,792,934	—	—
Industrials		6,871,307	6,871,307	—	—
Information Technology		29,997,057	29,997,057	—	—
Telecommunication Services		314,732	314,732	—	—
TOTAL COMMON STOCKS		$70,055,784	$70,055,784	—	—
MASTER LIMITED PARTNERSHIP
Financials		857,538	857,538	—	—
PREFERRED STOCKS
Health Care		347,249	—	—	347,249
REAL ESTATE INVESTMENT TRUST
Financials		1,248,776	1,248,776	—	—
TOTAL INVESTMENTS IN
SECURITIES		$72,509,347	$72,162,098	—	$347,249

Alger Mid Cap Growth Institutional
Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$24,996,513	$24,993,655	—	$2,858
Consumer Staples		6,324,548	6,324,548	—	—
Energy		1,206,788	1,206,788	—	—
Financials		5,284,112	5,284,112	—	—
Health Care		16,765,308	16,765,308	—	—
Industrials		15,240,946	15,240,946	—	—
Information Technology		25,033,225	24,896,539	—	136,686
Materials		5,605,698	5,605,698	—	—
Telecommunication Services		1,066,910	1,066,910	—	—
TOTAL COMMON STOCKS		$101,524,048	$101,384,504	—	$139,544

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Consumer Discretionary	70,976	—	—	70,976
Health Care	1,469,573	—	—	1,469,573
Information Technology	630,047	—	—	630,047
TOTAL PREFERRED STOCKS	$2,170,596	—	—	$2,170,596
REAL ESTATE INVESTMENT TRUST
Financials	4,451,428	4,451,428	—	—
SPECIAL PURPOSE VEHICLE
Financials	273,580	—	—	273,580
TOTAL INVESTMENTS IN
SECURITIES	$108,419,652	$105,835,932	—	$2,583,720

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$25,021,305	$25,021,305	—	—
Consumer Staples	4,792,612	4,792,612	—	—
Energy	3,726,962	3,726,962	—	—
Financials	9,162,143	9,162,143	—	—
Health Care	68,353,017	68,353,017	—	—
Industrials	20,013,923	20,013,923	—	—
Information Technology	78,872,310	78,872,310	—	—
Materials	4,230,110	4,230,110	—	—
TOTAL COMMON STOCKS	$214,172,382	$214,172,382	—	—
PREFERRED STOCKS
Health Care	2,557,000	—	—	2,557,000
REAL ESTATE INVESTMENT TRUST
Financials	8,323,318	8,323,318	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	882,257	—	—	882,257
TOTAL INVESTMENTS IN
SECURITIES	$225,934,957	$222,495,700	—	$3,439,257

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2015	$2,203,626
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	465,595
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	2,669,221
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$465,595

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$15,625,491
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,329,186
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	16,954,677
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$1,329,186

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2015	$345,713
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,536
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	347,249
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$1,536

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2015	$115,585
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	23,959
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	139,544
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$23,959

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$2,711,929
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(541,333)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	2,170,596
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(541,333)

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2015	$240,362
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	33,218
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	273,580
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$33,218

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$3,505,601
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(948,601)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	2,557,000
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(948,601)

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2015	$775,134
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	107,123
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	882,257
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$107,123

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable
	July 31, 2016	Methodology	Input	Range
Alger Capital Appreciation Institutional Fund
Common Stocks	$39,891	Income	Discount Rate	40%
		Approach
Common Stocks	2,629,330	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	1,144,151	Income	Discount Rate	40%
		Approach
Preferred Stocks	3,690,198	Discounted Cash	Discount Rate	20%
		Flow
Preferred Stocks	12,120,328	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Alger Capital Appreciation Focus Fund
Preferred Stocks	$347,249	Income	Discount Rate	20%
		Approach
Alger Mid Cap Growth Institutional Fund
Common Stocks	$2,858	Income	Discount Rate	40%
		Approach
Common Stocks	136,686	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	70,976	Income	Discount Rate	40%
		Approach
Preferred Stocks	1,001,145	Discounted Cash	Discount Rate	20-28%
		Flow
Preferred Stocks	630,047	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	468,428	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Special Purpose Vehicle	273,580	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Alger Small Cap Growth Institutional Fund
Preferred Stocks	1,965,265	Discounted Cash	Discount Rate	20-28%
		Flow
Preferred Stocks	591,735	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Special Purpose Vehicle	882,257	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2016 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$101,259,124	$101,259,124	—	—
Alger Capital Appreciation Focus Fund	4,330,615	4,330,615	—	—
Alger Mid Cap Growth Institutional Fund	4,781,895	4,781,895	—	—
Alger Small Cap Growth Institutional Fund	679	679	—	—
Total	$110,372,313	$110,372,313	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended July 31, 2016, there were no open derivative instruments.

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2015	Additions	Reductions	2016	Income	2016
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream Inc.*	124,658	—	—	124,658	—	$39,891
Preferred Stocks
Choicestream, Inc.	3,575,473	—	—	3,575,473	—	1,144,151
Class A & Class B*
Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,	76,825	—	—	76,825	—	347,249
Inc.*
Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream Inc.*	8,930	—	—	8,930	—	$3,751
Preferred Stocks
Choicestream, Inc.	221,801	—	—	221,801	—	70,976
Class A & Class B*
Prosetta Biosciences,	166,009	—	—	166,009	—	750,361
Inc.*
Tolero Pharmaceuticals,	354,870	—	—	354,870	—	468,428
Inc.*
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,	133,263	—	—	133,263	—	602,349
Inc.*
Tolero Pharmaceuticals,	448,284	—	—	448,284	—	591,735
Inc.*
* Non –income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2016